Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Assets Pledged as Collateral

“Financial Assets Pledged as Collateral” valued according to their underlying asset for the fiscal years under analysis break down as follows:

	12.31.18	12.31.17	01.01.17
Deposits as Collateral	3,663,499	2,344,791	2,778,032
Special Escrow Accounts at the Argentine Central Bank	5,188,169	5,329,804	4,285,315
Forward Purchases of Monetary Regulation Instruments	53,736	1,660,746	3,032,246
Others	1,912,088	11,447	—

Total	10,817,492	9,346,788	10,095,593